Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies (Abstract)
Future minimum rental receipts (Table Text Block)

For the years ended June 30,	Amount
2016	198, 375
2017	144,502
2018	107,424
2019	83,293
2020	81,519
Thereafter	248,126
Total	$863,239